Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                    July 28, 2015


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Northern Ridge Acquisition Corporation

Greetings:

     I attach for filing the Northern Ridge Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Western Ridge Acquisition Corporation
	Southern Ridge Acquisition Corporation
	Eastern Ridge Acquisition Corporation
	Camping Ridge Acquisition Corporation
	Fishing Ridge Acquisition Corporation
	Riding Ridge Acquisition Corporation
	Hiking Ridge Acquisition Corporation
	Hunting Ridge Acquisition Corporation
	Kayak Ridge Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563